Governmental Loans	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Governmental Loans
18.	GOVERNMENTAL LOANS

As at,	March 31, 2024	March 31, 2023

The carrying amount of:

Long-term portion

Federal AMF Loan, denominated in Canadian dollars, due March 1, 2028	$21.7	$27.9

Provincial MENDM Loan, denominated in Canadian dollars, due November 30, 2028	42.8	45.4

Federal SIF Agreement loan, denominated in Canadian dollars, due April 30, 2031	9.4	9.7

Federal SIF EAF Agreement loan, denominated in Canadian dollars, due January 1, 2030	53.5	27.4

	$127.4	$110.4

Current portion

Federal AMF Loan, denominated in Canadian dollars	$10.0	$10.0

Provincial MENDM Loan, denominated in Canadian dollars	6.2	-

	$16.2	$10.0

	$143.6	$120.4

Federal Economic Development Agency for Southern Ontario
On November 30, 2018, the Company entered into an agreement with the Federal Economic Development Agency, through the
Advanced Manufacturing Fund (“Federal AMF Loan”). The Company received a $60.0 million interest free loan as reimbursement for certain defined capital expenditures. The Company commenced equal monthly installments on April 1, 2022, with the final installment payable on March 1, 2028. Under the General Security Agreement, this facility has a third priority claim on all of the Company’s assets which is pari passu
with the Provincial MENDM Loan, defined below.
As at March 31, 2024, the Company had applied for reimbursements of $60.0 million (March 31, 2023 - $60.0 million) and recognized a benefit, net of accretion, of $7.7 million (March 31, 2023 - $11.5 million). During the year ended March 31, 2023, the Company made repayments totalling $10.0 million (March 31, 2023 - $10.0 million). Accordingly, the carrying value of the Federal AMF Loan was $31.7 million at March 31, 202
4
 (March 31, 2023 - $37.9 million).

Ministry of Energy, Northern Development and Mines
On November 30, 2018, the Company entered into an agreement with the Ministry of Energy, Northern Development and Mines (the “Provincial MENDM Loan”) under which, the Company received a $60.0 million low interest loan as reimbursement for certain defined capital expenditures. The Company will repay the loan in monthly blended payments of principal and interest beginning on December 31, 2024 and ending on November 30, 2028. This facility bears interest at an annual interest rate equal to the greater of 2.5% per annum; and the lenders cost of funds. Under the General Security Agreement, this facility has a third priority claim on all of the Company’s assets which is pari passu
with the Federal AMF Loan.
As at March 31, 2024, the Company had applied for and received reimbursements of $60.0 million (March 31, 2023 - $60.0 million) and recognized a benefit, net of accretion, of $10.9 million (March 31, 2023 - $14.5 million). Accordingly, the carrying value of the Provincial MENDM Loan was $49.0 million at March 31, 2024 (March 31, 2023 - $45.4 million).
Ministry of Industry
On March 29, 2019, the Company, together with the government of Canada, entered into an agreement whereby a benefit of $30.0 million flowed to the Company; $15.0 million in the form of a grant, and $15.0 million in the form of an interest free loan; from the Ministry of Industry, Strategic Innovation Fund (the “SIF Agreement”). Under the terms of this agreement, the Company was reimbursed for certain defined capital. On March 25, 2024, the Company amended the SIF Agreement and will repay in equal annual instalments, the $
15.0
 million interest free loan portion of this funding beginning on April 30, 2027 and ending on April 30, 2034. The agreement is guaranteed by the Company’s subsidiary, Algoma Steel Intermediate Holdings Inc.
At March 31, 2024, the Company had applied for reimbursements of $15.0 million each under the grant and loan portions of the agreement (March 31, 2023 - $15.0 million each under the grant and loan portions), and recognized a benefit of $15.0 million (March 31, 2023 - $15.0 million). Additionally, at March 31, 2024, the Company had recognized a benefit, net of accretion, of $5.6 million (March 31, 2023 – $5.3 million). The carrying value of the Federal SIF Agreement was $9.4 million at March 31, 2024 (March 31, 2023 – $9.7 million).
On September 20, 2021, the Company, together with the government of Canada, entered into an agreement of which a benefit of up to $200.0 million would flow to the Company in the form of a loan from the SIF. Under the terms of the SIF agreement, the Company will be reimbursed for certain defined capital expenditures incurred to transition from blast furnace steel production to EAF steel production between March 3, 2021 and March 31, 2025.
For the year ended March 31, 2024, the Company had applied for reimbursements under the SIF loan agreement of $
74.4 million (March 31, 2023 – $63.3 million) and recognized a benefit, net of accretion, in respect of this agreement of $48.2 million (March 31, 2023 – $37.0 million). Accordingly, the carrying value of the SIF EAF Agreement was $53.5 million (March 31, 2023 – $27.4 million).
Canada Infrastructure Bank
On November 26, 2021, the Company, entered into an agreement of which a benefit of up to $220.0 million would flow to the Company in the form of a loan from the CIB. CIB is a federal Crown corporation established under the Canada Infrastructure Bank Act which is not an agency of the government of Canada, but is accountable to the government of Canada through the Minister of Infrastructure and Communities. Pursuant to its terms, the CIB credit availability was reduced as a result of share repurchases and dividends paid by the Company, and the loan was undrawn as of March 31, 2024 with limited credit availability remaining. Given that the Company did not expect to draw on the CIB Loan, the parties agreed to terminate the agreement on March 7, 2024.
The Company has recognized the governmental loan claims receivable, governmental loan payable and benefit associated with these agreements because the Company has fulfilled its obligations under the respective agreements.
The changes in the Company’s governmental loan facilities arising from financing activities are presented below:

	Governmental Loan Issued (Repaid)	Governmental loan benefit recognized immediately	Accretion of governmental loan benefit	Carrying value

Federal AMF Loan

Balance at March 31, 2023	$49.2	$(26.5)	$15.0	$37.9

Movement in the period	(10.0)	-	3.8	(6.2)

Balance at March 31, 2024	$39.2	$(26.5)	$18.8	$31.7

Provincial MENDM Loan

Balance at March 31, 2023	$60.0	$(26.4)	$11.9	$45.4

Movement in the period	-	-	3.6	3.6

Balance at March 31, 2024	$60.0	$(26.4)	$15.5	$49.0

Federal SIF Loan

Balance at March 31, 2023	$15.0	$(7.8)	$2.5	$9.7

Movement in the period	-	(1.4)	1.1	(0.3)

Balance at March 31, 2024	$15.0	$(9.2)	$3.6	$9.4

Federal SIF EAF Loan

Balance at March 31, 2023	$65.5	$(38.7)	$0.6	$27.4

Movement in the period	74.4	(51.7)	3.4	26.1

Balance at March 31, 2024	$139.9	$(90.4)	$4.0	$53.5

Total, Governmental Loans

Balance at March 31, 2023	$189.8	$(99.4)	$30.0	$120.4

Movement in the period	64.4	(53.1)	11.9	23.2

Balance at March 31, 2024	$254.2	$(152.5)	$41.9	$143.6